Document and Entity Information	12 Months Ended
Jul. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Mar 31, 2012
Registrant Name	NORTHERN FUNDS
Central Index Key	0000916620
Amendment Flag	false
Document Creation Date	Mar 7, 2013
Document Effective Date	Mar 7, 2013
Prospectus Date	Jul 31, 2012

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

GLOBAL TACTICAL ASSET ALLOCATION FUND

SUPPLEMENT DATED MARCH 7, 2013 TO

PROSPECTUS DATED JULY 31, 2012

On February 15, 2013, the Board of Trustees of Northern Funds (the “Board”) approved a change to the Global Tactical Asset Allocation Fund’s (the “Fund”) primary benchmark index from the Russell 1000 Index to the MSCI All Country World Index. In addition, on February 15, 2013, the Board approved an additional benchmark created by the Fund’s investment adviser, Northern Trust Investments, Inc., to show how the Fund’s performance compares with the return of a blended index, comprised of 60% MSCI All Country World Index and 40% Barclays U.S. Aggregate Bond Index, that more closely reflects the returns of asset classes in which the Fund invests.

The following replaces the Global Tactical Asset Allocation Fund’s “FUND SUMMARY — FUND PERFORMANCE” section beginning on page 5 of the Prospectus:

FUND PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Fund. The Fund commenced operations on July 1, 1993 as a separate portfolio (the “Predecessor Fund”) of Northern Institutional Funds. On August 1, 2011, the Predecessor Fund was reorganized into the Fund (the “Reorganization”). Prior to the Reorganization, the Predecessor Fund offered and sold Class A, Class C and Class D shares. In connection with the Reorganization, holders of the Predecessor Fund’s Class A, Class C and Class D shares received shares of the Fund. The Predecessor Fund was managed with the same investment objective, strategies and policies as are followed by the Fund. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization was assumed by the Fund.

The performance information set forth in the bar chart and table below for periods prior to the date of the Reorganization is that of the Class A Shares of the Predecessor Fund.

On April 1, 2008, the Predecessor Fund changed its investment strategy from a traditional balanced fund to an asset allocation fund operating as a fund of funds. The performance shown prior to that date represents performance of the Predecessor Fund’s prior balanced fund strategy.

The Fund’s and Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Trust’s Web site at www.northernfunds.com or by calling 800-595-9111.

CALENDAR YEAR TOTAL RETURN*

*For the periods shown in the bar chart above, the highest quarterly return was 10.25% in the second quarter of 2009, and the lowest quarterly return was (9.31)% in the third quarter of 2011.

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2012)

	Inception Date	1-Year	5-Year	10-Year	Since Inception
Global Tactical Asset Allocation Fund	7/1/93
Return before taxes		14.02%	3.66%	5.60%	6.31%
Return after taxes on distributions		13.35%	2.92%	4.42%	4.75%
Return after taxes on distributions and sale of Fund shares		9.25%	2.74%	4.35%	4.74%
MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)		16.13%	(1.16)%	8.11%	6.58%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%	6.14%
Asset Allocation Blend Index — 60% MSCI All Country World Index and 40% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		11.49%	2.20%	7.31%	6.75%
Russell 1000® Index* (reflects no deduction for fees, expenses, or taxes)		16.42%	1.92%	7.52%	8.31%
Asset Allocation Blend Index* — 55% Russell 1000 Index, 30% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index and MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)		13.09%	2.94%	7.52%	7.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*	Effective March 15, 2013, the primary benchmark for the Fund changed from the Russell 1000 Index to the MSCI All Country World Index to allow for a better comparison against which to measure the Fund’s performance. In addition, the blended benchmark for the Fund changed from an asset allocation blend index comprised of 55% Russell 1000 Index, 30% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index and MSCI Emerging Markets Index to an asset allocation blend index comprised of 60% MSCI All Country World Index and 40% Barclays U.S. Aggregate Bond Index to more closely reflect the returns of asset classes in which the Fund invests.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Supplement [Text Block]	nf10_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

GLOBAL TACTICAL ASSET ALLOCATION FUND

SUPPLEMENT DATED MARCH 7, 2013 TO

PROSPECTUS DATED JULY 31, 2012

On February 15, 2013, the Board of Trustees of Northern Funds (the “Board”) approved a change to the Global Tactical Asset Allocation Fund’s (the “Fund”) primary benchmark index from the Russell 1000 Index to the MSCI All Country World Index. In addition, on February 15, 2013, the Board approved an additional benchmark created by the Fund’s investment adviser, Northern Trust Investments, Inc., to show how the Fund’s performance compares with the return of a blended index, comprised of 60% MSCI All Country World Index and 40% Barclays U.S. Aggregate Bond Index, that more closely reflects the returns of asset classes in which the Fund invests.

The following replaces the Global Tactical Asset Allocation Fund’s “FUND SUMMARY — FUND PERFORMANCE” section beginning on page 5 of the Prospectus:

FUND PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Fund. The Fund commenced operations on July 1, 1993 as a separate portfolio (the “Predecessor Fund”) of Northern Institutional Funds. On August 1, 2011, the Predecessor Fund was reorganized into the Fund (the “Reorganization”). Prior to the Reorganization, the Predecessor Fund offered and sold Class A, Class C and Class D shares. In connection with the Reorganization, holders of the Predecessor Fund’s Class A, Class C and Class D shares received shares of the Fund. The Predecessor Fund was managed with the same investment objective, strategies and policies as are followed by the Fund. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization was assumed by the Fund.

The performance information set forth in the bar chart and table below for periods prior to the date of the Reorganization is that of the Class A Shares of the Predecessor Fund.

On April 1, 2008, the Predecessor Fund changed its investment strategy from a traditional balanced fund to an asset allocation fund operating as a fund of funds. The performance shown prior to that date represents performance of the Predecessor Fund’s prior balanced fund strategy.

The Fund’s and Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Trust’s Web site at www.northernfunds.com or by calling 800-595-9111.

CALENDAR YEAR TOTAL RETURN*

*For the periods shown in the bar chart above, the highest quarterly return was 10.25% in the second quarter of 2009, and the lowest quarterly return was (9.31)% in the third quarter of 2011.

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2012)

	Inception Date	1-Year	5-Year	10-Year	Since Inception
Global Tactical Asset Allocation Fund	7/1/93
Return before taxes		14.02%	3.66%	5.60%	6.31%
Return after taxes on distributions		13.35%	2.92%	4.42%	4.75%
Return after taxes on distributions and sale of Fund shares		9.25%	2.74%	4.35%	4.74%
MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)		16.13%	(1.16)%	8.11%	6.58%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%	6.14%
Asset Allocation Blend Index — 60% MSCI All Country World Index and 40% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		11.49%	2.20%	7.31%	6.75%
Russell 1000® Index* (reflects no deduction for fees, expenses, or taxes)		16.42%	1.92%	7.52%	8.31%
Asset Allocation Blend Index* — 55% Russell 1000 Index, 30% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index and MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)		13.09%	2.94%	7.52%	7.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*	Effective March 15, 2013, the primary benchmark for the Fund changed from the Russell 1000 Index to the MSCI All Country World Index to allow for a better comparison against which to measure the Fund’s performance. In addition, the blended benchmark for the Fund changed from an asset allocation blend index comprised of 55% Russell 1000 Index, 30% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index and MSCI Emerging Markets Index to an asset allocation blend index comprised of 60% MSCI All Country World Index and 40% Barclays U.S. Aggregate Bond Index to more closely reflect the returns of asset classes in which the Fund invests.

GLOBAL TACTICAL ASSET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf10_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

GLOBAL TACTICAL ASSET ALLOCATION FUND

SUPPLEMENT DATED MARCH 7, 2013 TO

PROSPECTUS DATED JULY 31, 2012

On February 15, 2013, the Board of Trustees of Northern Funds (the “Board”) approved a change to the Global Tactical Asset Allocation Fund’s (the “Fund”) primary benchmark index from the Russell 1000 Index to the MSCI All Country World Index. In addition, on February 15, 2013, the Board approved an additional benchmark created by the Fund’s investment adviser, Northern Trust Investments, Inc., to show how the Fund’s performance compares with the return of a blended index, comprised of 60% MSCI All Country World Index and 40% Barclays U.S. Aggregate Bond Index, that more closely reflects the returns of asset classes in which the Fund invests.

The following replaces the Global Tactical Asset Allocation Fund’s “FUND SUMMARY — FUND PERFORMANCE” section beginning on page 5 of the Prospectus:

FUND PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Fund. The Fund commenced operations on July 1, 1993 as a separate portfolio (the “Predecessor Fund”) of Northern Institutional Funds. On August 1, 2011, the Predecessor Fund was reorganized into the Fund (the “Reorganization”). Prior to the Reorganization, the Predecessor Fund offered and sold Class A, Class C and Class D shares. In connection with the Reorganization, holders of the Predecessor Fund’s Class A, Class C and Class D shares received shares of the Fund. The Predecessor Fund was managed with the same investment objective, strategies and policies as are followed by the Fund. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization was assumed by the Fund.

The performance information set forth in the bar chart and table below for periods prior to the date of the Reorganization is that of the Class A Shares of the Predecessor Fund.

On April 1, 2008, the Predecessor Fund changed its investment strategy from a traditional balanced fund to an asset allocation fund operating as a fund of funds. The performance shown prior to that date represents performance of the Predecessor Fund’s prior balanced fund strategy.

The Fund’s and Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Trust’s Web site at www.northernfunds.com or by calling 800-595-9111.

CALENDAR YEAR TOTAL RETURN*

*For the periods shown in the bar chart above, the highest quarterly return was 10.25% in the second quarter of 2009, and the lowest quarterly return was (9.31)% in the third quarter of 2011.

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2012)

	Inception Date	1-Year	5-Year	10-Year	Since Inception
Global Tactical Asset Allocation Fund	7/1/93
Return before taxes		14.02%	3.66%	5.60%	6.31%
Return after taxes on distributions		13.35%	2.92%	4.42%	4.75%
Return after taxes on distributions and sale of Fund shares		9.25%	2.74%	4.35%	4.74%
MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)		16.13%	(1.16)%	8.11%	6.58%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%	6.14%
Asset Allocation Blend Index — 60% MSCI All Country World Index and 40% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		11.49%	2.20%	7.31%	6.75%
Russell 1000® Index* (reflects no deduction for fees, expenses, or taxes)		16.42%	1.92%	7.52%	8.31%
Asset Allocation Blend Index* — 55% Russell 1000 Index, 30% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index and MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)		13.09%	2.94%	7.52%	7.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*	Effective March 15, 2013, the primary benchmark for the Fund changed from the Russell 1000 Index to the MSCI All Country World Index to allow for a better comparison against which to measure the Fund’s performance. In addition, the blended benchmark for the Fund changed from an asset allocation blend index comprised of 55% Russell 1000 Index, 30% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index and MSCI Emerging Markets Index to an asset allocation blend index comprised of 60% MSCI All Country World Index and 40% Barclays U.S. Aggregate Bond Index to more closely reflect the returns of asset classes in which the Fund invests.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund. The Fund commenced operations on July 1, 1993 as a separate portfolio (the “Predecessor Fund”) of Northern Institutional Funds. On August 1, 2011, the Predecessor Fund was reorganized into the Fund (the “Reorganization”). Prior to the Reorganization, the Predecessor Fund offered and sold Class A, Class C and Class D shares. In connection with the Reorganization, holders of the Predecessor Fund’s Class A, Class C and Class D shares received shares of the Fund. The Predecessor Fund was managed with the same investment objective, strategies and policies as are followed by the Fund. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization was assumed by the Fund.

The performance information set forth in the bar chart and table below for periods prior to the date of the Reorganization is that of the Class A Shares of the Predecessor Fund.

On April 1, 2008, the Predecessor Fund changed its investment strategy from a traditional balanced fund to an asset allocation fund operating as a fund of funds. The performance shown prior to that date represents performance of the Predecessor Fund’s prior balanced fund strategy.

The Fund’s and Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

		Updated performance information for the Fund is available and may be obtained on the Trust’s Web site at www.northernfunds.com or by calling 800-595-9111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-595-9111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s and Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	*For the periods shown in the bar chart above, the highest quarterly return was 10.25% in the second quarter of 2009, and the lowest quarterly return was (9.31)% in the third quarter of 2011.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2012)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective March 15, 2013, the primary benchmark for the Fund changed from the Russell 1000 Index to the MSCI All Country World Index to allow for a better comparison against which to measure the Fund’s performance. In addition, the blended benchmark for the Fund changed from an asset allocation blend index comprised of 55% Russell 1000 Index, 30% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index and MSCI Emerging Markets Index to an asset allocation blend index comprised of 60% MSCI All Country World Index and 40% Barclays U.S. Aggregate Bond Index to more closely reflect the returns of asset classes in which the Fund invests.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*	Effective March 15, 2013, the primary benchmark for the Fund changed from the Russell 1000 Index to the MSCI All Country World Index to allow for a better comparison against which to measure the Fund’s performance. In addition, the blended benchmark for the Fund changed from an asset allocation blend index comprised of 55% Russell 1000 Index, 30% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index and MSCI Emerging Markets Index to an asset allocation blend index comprised of 60% MSCI All Country World Index and 40% Barclays U.S. Aggregate Bond Index to more closely reflect the returns of asset classes in which the Fund invests.

GLOBAL TACTICAL ASSET ALLOCATION FUND | GLOBAL TACTICAL ASSET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	16.38%	[1]
2004	rr_AnnualReturn2004	5.55%	[1]
2005	rr_AnnualReturn2005	4.51%	[1]
2006	rr_AnnualReturn2006	7.62%	[1]
2007	rr_AnnualReturn2007	4.31%	[1]
2008	rr_AnnualReturn2008	(21.14%)	[1]
2009	rr_AnnualReturn2009	20.14%	[1]
2010	rr_AnnualReturn2010	10.80%	[1]
2011	rr_AnnualReturn2011	(0.01%)	[1]
2012	rr_AnnualReturn2012	14.02%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.31%)
1-Year	rr_AverageAnnualReturnYear01	14.02%
5-Year	rr_AverageAnnualReturnYear05	3.66%
10-Year	rr_AverageAnnualReturnYear10	5.60%
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1993
GLOBAL TACTICAL ASSET ALLOCATION FUND | Return after taxes on distributions | GLOBAL TACTICAL ASSET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	13.35%
5-Year	rr_AverageAnnualReturnYear05	2.92%
10-Year	rr_AverageAnnualReturnYear10	4.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.75%
GLOBAL TACTICAL ASSET ALLOCATION FUND | Return after taxes on distributions and sale of Fund shares | GLOBAL TACTICAL ASSET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	9.25%
5-Year	rr_AverageAnnualReturnYear05	2.74%
10-Year	rr_AverageAnnualReturnYear10	4.35%
Since Inception	rr_AverageAnnualReturnSinceInception	4.74%
GLOBAL TACTICAL ASSET ALLOCATION FUND | MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.13%
5-Year	rr_AverageAnnualReturnYear05	(1.16%)
10-Year	rr_AverageAnnualReturnYear10	8.11%
Since Inception	rr_AverageAnnualReturnSinceInception	6.58%
GLOBAL TACTICAL ASSET ALLOCATION FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.21%
5-Year	rr_AverageAnnualReturnYear05	5.95%
10-Year	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.14%
GLOBAL TACTICAL ASSET ALLOCATION FUND | Asset Allocation Blend Index 60% MSCI All Country World Index and 40% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	11.49%
5-Year	rr_AverageAnnualReturnYear05	2.20%
10-Year	rr_AverageAnnualReturnYear10	7.31%
Since Inception	rr_AverageAnnualReturnSinceInception	6.75%
GLOBAL TACTICAL ASSET ALLOCATION FUND | Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.42%	[2]
5-Year	rr_AverageAnnualReturnYear05	1.92%	[2]
10-Year	rr_AverageAnnualReturnYear10	7.52%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%	[2]
GLOBAL TACTICAL ASSET ALLOCATION FUND | Asset Allocation Blend Index 55% Russell 1000 Index, 30% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index and MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	13.09%	[2]
5-Year	rr_AverageAnnualReturnYear05	2.94%	[2]
10-Year	rr_AverageAnnualReturnYear10	7.52%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.63%	[2]

[1]	For the periods shown in the bar chart above, the highest quarterly return was 10.25% in the second quarter of 2009, and the lowest quarterly return was (9.31)% in the third quarter of 2011.
[2]	Effective March 15, 2013, the primary benchmark for the Fund changed from the Russell 1000 Index to the MSCI All Country World Index to allow for a better comparison against which to measure the Fund's performance. In addition, the blended benchmark for the Fund changed from an asset allocation blend index comprised of 55% Russell 1000 Index, 30% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index and MSCI Emerging Markets Index to an asset allocation blend index comprised of 60% MSCI All Country World Index and 40% Barclays U.S. Aggregate Bond Index to more closely reflect the returns of asset classes in which the Fund invests.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Document Creation Date	dei_DocumentCreationDate	Mar 7, 2013